STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NEW YORK 10038

April 22, 2013

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549
Attention: Deborah O’Neal-Johnson

Re:	The Lazard Funds, Inc. (File Nos.: 811-06312, 33-40682)
Preliminary Proxy Statement on Schedule 14A

Ladies and Gentlemen:

On behalf of The Lazard Funds, Inc. (the “Fund”), transmitted herewith for filing with the Securities and Exchange Commission is the Fund’s preliminary proxy statement, filed on behalf of Lazard US Municipal Portfolio (the “Portfolio”), on Schedule 14A (the “Proxy Statement”) for a special meeting of shareholders of the Portfolio (the “Special Meeting”).

The Special Meeting is scheduled to be held at 30 Rockefeller Plaza, 58th Floor, New York, New York 10112, on Friday, June 14, 2013 at 3:00 p.m., local time, for the following purposes:

1.	To approve changing the Portfolio’s investment objective;

2.	To approve changing the Portfolio’s policy with respect to the investment of 80% of its assets under normal circumstances; and

3.	To transact such other business as may properly come before the Special Meeting and any adjournment or postponement thereof.

The close of business on May 1, 2013 was fixed as the record date for the determination of shareholders entitled to receive notice of, and to vote at, the Special Meeting and any adjournment or postponement thereof. The Proxy Statement will be mailed to shareholders on or about May 6, 2013.

Please telephone the undersigned at 212.806.6141 if you have any questions.

Very truly yours,

/s/ Janna Manes

Janna Manes